Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 20 — STOCKHOLDERS’ EQUITY

(i) Common stock, $0.001 par value. 30,000,000 shares authorized as of September 30, 2025 and December 31, 2024, respectively; 12,000,000 shares issued and outstanding as of September 30, 2025, and December 31, 2024,

As required by ASC 505-10-50-3, we provide the following disclosure regarding our outstanding securities:

Common Stock:

•        Shares Outstanding:    12,000,000 shares

•        Major Shareholders:

o       Paulo Roberto Bonifacio:    8,203,000 shares (68.36%)

o       Bruno Bonifacio:    772,500 shares (6.44%)

o       Tivix Investments LLC:    599,000 shares (4.99%)

•        Unaffiliated Shareholders:    Various, totaling 2,425,500 shares (20.21%)

Warrants:

•        Issued Warrants:    Warrants allowing purchase of stock worth $100,000, exercisable on a cashless basis with a strike price at 125% of the IPO price, valid for three years.

Convertible Notes:

•        SMC Family Limited Partnership:    $12,500

•        Philip R H Connor LLC:    $12,500

•        Jasper Holdings LLC:    $75,000

•        Mont Saint Consultoria e Investimentos Ltda:    $43,200

•        Alidora LLC:    $100,000, with attached warrants enabling the purchase of stock worth $100,000, exercisable on a cashless basis at a strike price of 125% of the IPO price, valid for three years. Proceeds are exclusively for IPO-related expenses, and shares issued upon conversion are registered to be freely tradable.

•        True-Up Period:    On the date that is twenty (20) trading days from the Financing Event that the Conversion Shares delivered by the Company to the Subscriber become Free Trading, there shall be a true-up period of 10 business days from the share issuance date. If the conversion price as of the True-Up Date is less than the conversion price sold in the Financing Event, the Company shall deliver additional Conversion Shares (“True-Up Shares”) to the Subscriber as specified.

•        Charles Le Jeune:    $150,000

•        Interest Rate:    6.5% per annum

•        Conversion Terms:    The principal and accrued interest of this note may be converted into shares of the company’s common stock at a conversion price equal to 65% of the per share price of the securities sold in the Financing Event

•        Maturity Date:    Nine months from the date of the note or upon an Event of Default

This disclosure ensures compliance with ASC 505-10-50-3 by providing a clear and concise explanation of the rights and privileges associated with each class of our outstanding securities.

(ii) According to legal basis, based on Complementary Law No. 160, of August 7, 2017, began to treat as a subsidy for investment the tax benefits granted in the form of presumed/granted credit provided for in the ICMS regulation of the states of Rio de Janeiro, Paraná and São Paulo granted in operations with food products carried out by industrial and commercial units, the tax incentives granted by the states or the Federal District began to be considered subsidies for investments, deductible for the calculation of income tax and social contribution. As provided for in Article 30 of Law 12,973/14, the Tax Incentive Reserve may be used to absorb losses, provided that previously the other profit reserves have been fully absorbed, except for the legal reserve, or for capital increase. Within the same legal provision, the reservation of tax incentives and legal reserve does not compose the basis of calculation of the mandatory minimum dividend, and the company must submit it to taxation, in case of distribution.

	09/30/2025	12/31/2024	Change
			$
		(Restated)
Capital stock	1,012,492	1,012,492	—
Loss of the year	(7,874,762)	(7,061,973)	(812,788)
Equity valuations adjustments (CTA)	127,583	1,176,275	(1,048,692)
	(6,734,687)	(4,873,206)	(1,861,480)

Authorized Stock and Amendments

Partner	Capital	%
AC SKAF HOLDINGS LTD	500,000	4.167%
ACCELERA SOLUTIONS S,A,	275,000	2.292%
DANIELA SERIO BONIFACIO	100,000	0.833%
PAULO ROBERTO BONIFACIO	8,203,000	68.358%
GUILHERME REIF CARVALHAES	8,000	0.067%
CASA III HOLDINGS	772,500	6.438%
ERIK JAKOB ENGSTROM	2,000	0.017%
MALP HOLDINGS	772,500	6.438%
CHRISTOFER CHARLES LE JEUNE	70,000	0.583%
OPENCAP GLOBAL INC	145,000	1.208%
ROBERT OSSELAER	5,000	0.042%
PRHC LLC	260,600	2.172%
ANTOINE DE SEJOURNET DE RAMEIGNIES	5,000	0.042%
MR, PHILIPPE DE COCK DE RAMEYEN	2,400	0.020%
RANDWYCK LLC	40,000	0.333%
SMC FAMILY LIMITED PARTNERSHIP	233,000	1.942%
CAROLINE SOREL	5,000	0.042%
TIVIX INVESTMENTS LLC	599,000	4.992%
PATRICK GEORGES VANHERCK	2,000	0.017%
TOTAL	12,000,000	100%

NOTE 20 — STOCKHOLDERS’ EQUITY

(i)Common stock, $0,001 par value, 30,000,000 shares authorized as of June 30, 2024 and December 31st, 2023, respectively; 12,000,000 shares issued and outstanding as of March 31st, 2024 and December 31st, 2023.

As required by ASC 505-10-50-3, we provide the following disclosure regarding our outstanding securities:

Common Stock:

•        Shares Outstanding:    12,000,000 shares

•        Major Shareholders:

•        Paulo Roberto Bonifacio:    8,203,000 shares (68.36%)

•        Bruno Bonifacio:    772,500 shares (6.44%)

•        Tivix Investments LLC:    599,000 shares (4.99%)

•        Unaffiliated Shareholders:    Various, totaling 2,425,500 shares (20.21%)

Warrants:

•        Issued Warrants:    Warrants allowing purchase of stock worth $100,000, exercisable on a cashless basis with a strike price at 125% of the IPO price, valid for three years.

Convertible Notes:

•        SMC Family Limited Partnership:    $12,500

•        Philip R H Connor LLC:    $12,500

•        Jasper Hodings LLC:    $75,000

•        Mont Saint Consultoria e Investimentos Ltda:    $43,200

•        Alidora LLC:    $100,000, with attached warrants enabling the purchase of stock worth $100,000, exercisable on a cashless basis at a strike price of 125% of the IPO price, valid for three years, Proceeds are exclusively for IPO-related expenses, and shares issued upon conversion are registered to be freely tradable.

•        True-Up Period:    On the date that is twenty (20) trading days from the Financing Event that the Conversion Shares delivered by the Company to the Subscriber become Free Trading, there shall be a true-up period of 10 business days from the share issuance date, If the conversion price as of the True-Up Date is less than the conversion price sold in the Financing Event, the Company shall deliver additional Conversion Shares (“True-Up Shares”) to the Subscriber as specified.

•        Charles Le Jeune:    $150,000

•        Interest Rate:    6,5% per annum

•        Conversion Terms:    The principal and accrued interest of this note may be converted into shares of the company’s common stock at a conversion price equal to 65% of the per share price of the securities sold in the Financing Event.

•        Maturity Date:    Nine months from the date of the note or upon an Event of Default.

This disclosure ensures compliance with ASC 505-10-50-3 by providing a clear and concise explanation of the rights and privileges associated with each class of our outstanding securities.

(ii)According to legal basis, based on Complementary Law No, 160, of August 7, 2017, began to treat as a subsidy for investment the tax benefits granted in the form of presumed/granted credit provided for in the ICMS regulation of the states of Rio de Janeiro, Paraná And São Paulo granted in operations with food products carried out by industrial and commercial units, the tax incentives granted by the states or the Federal District began to be considered subsidies for investments, deductible for the calculation of income tax and social contribution, As provided for in Article 30 of Law 12,973/14, the Tax Incentive Reserve may be used to absorb losses, provided that previously the other profit reserves have been fully absorbed, except for the legal reserve, or for capital increase, Within the same legal provision, the reservation of tax incentives and legal reserve does not compose the basis of calculation of the mandatory minimum dividend, and the company must submit it to taxation, in case of distribution.

			Change
	12/31/2024	12/31/2023	$
Capital stock	1,012,492	1,012,492	—
Accumulated Losses	(7,061,973)	(5,434,153)	(1,627,820)
Equity valuations adjustments (CTA)	1,176,275	(315,372)	1,491,647
	(4,873,206)	(4,737,033)	(136,173)

Authorized Stock and Amendments

Partner	Capital	%
AC SKAF HOLDINGS LTD	500,000	4.167%
ACCELERA SOLUTIONS S,A,	275,000	2.292%
DANIELA SERIO BONIFACIO	100,000	0.833%
PAULO ROBERTO BONIFACIO	8,203,000	68.358%
GUILHERME REIF CARVALHAES	8,000	0.067%
CASA III HOLDINGS	772,500	6.438%
ERIK JAKOB ENGSTROM	2,000	0.017%
MALP HOLDINGS	772,500	6.438%
CHRISTOFER CHARLES LE JEUNE	70,000	0.583%
OPENCAP GLOBAL INC	145,000	1.208%
ROBERT OSSELAER	5,000	0.042%
PRHC LLC	260,600	2.172%
ANTOINE DE SEJOURNET DE RAMEIGNIES	5,000	0.042%
MR, PHILIPPE DE COCK DE RAMEYEN	2,400	0.020%
RANDWYCK LLC	40,000	0.333%
SMC FAMILY LIMITED PARTNERSHIP	233,000	1.942%
CAROLINE SOREL	5,000	0.042%
TIVIX INVESTMENTS LLC	599,000	4.992%
PATRICK GEORGES VANHERCK	2,000	0.017%
TOTAL	12,000,000	100%